THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account C
Multi-Fund®, Multi-Fund® Select

Lincoln National Variable Annuity Account H
American Legacy® Advisory, American Legacy® Series, American Legacy® Design
American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Fusion
American Legacy® Target Date Income B-Share, American Legacy® Target Date Income Advisory

Lincoln National Variable Annuity Account L
Group Variable Annuity

Lincoln National Life Annuity Account N
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM Prime
ChoicePlus AssuranceSM Series, ChoicePlusSM Fusion, ChoicePlusSM Design
ChoicePlusSM Signature, ChoicePlusSM Advisory, Core Income
Investor Advantage, Investor Advantage Fee-Based, Investor Advantage RIA Class
Investor Advantage Advisory, InvestmentSolutions RIA
Lincoln Level Advantage Indexed Variable Annuity Suite

Lincoln National Life Annuity Account Q
Multi-Fund® Group

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® Advisory, American Legacy® Series, American Legacy® Design
American Legacy® Shareholder’s Advantage, American Legacy® Signature, American Legacy® Fusion
American Legacy® Target Date Income B-Share, American Legacy® Target Date Income Advisory

Lincoln Life & Annuity Variable Annuity Account L
Group Variable Annuity

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM Prime
ChoicePlus AssuranceSM Series, ChoicePlusSM Fusion, ChoicePlusSM Design
ChoicePlusSM Signature, ChoicePlusSM Advisory, Core Income
Investor Advantage, Investor Advantage Fee-Based, Investor Advantage Advisory

Supplement dated March 3, 2020

This supplement outlines changes to the Federal Tax Matters section of the prospectus for your variable annuity contract. All other provisions of the prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

Federal Tax Matters – The following new section is added immediately following the section titled “Types of Qualified Contracts.”

The Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019.

The Setting Every Community Up for Retirement Enhancement (SECURE) Act (the “SECURE Act”) was enacted on December 20, 2019. The SECURE Act made a number of significant changes to the rules that apply to qualified retirement plans and IRAs, including the following:
•
Increased the required beginning date measuring age from 70½ to 72 for any participant or IRA owner who did not attain age 70½ prior to January 1, 2020. As a result, required minimum distributions are generally required to begin by April 1 of the year following the year in which a participant or IRA owner reaches age 72.

•	Eliminated the age 70½ limit for making contributions to an IRA. Beginning in 2020, an IRA owner can make contributions to their IRA at any age.
•	Changed the required minimum distribution rules that apply after the death of a participant or IRA owner.
•	Created the “Qualified Birth or Adoption” exception to the 10% additional tax on early distributions.

Required Minimum Distributions. The first paragraph of this section is replaced with the following paragraph:

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by your “required beginning date.” Prior to the enactment of the SECURE Act, the required beginning date was April 1 of the year following the year in which you would have attained age 70½ or retired. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72 or retire. If you own a traditional IRA, your required beginning date under prior law was April 1 of the year following the year in which you attained age 70½. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Additional Tax on Early Distributions from Qualified retirement Plans. The following bullet will be added to the list of exceptions:
•	Distribution received for a “qualified birth or adoption” event.

Please retain this supplement for future reference.